Virtus Equity Trust, Virtus Insight Trust,

and Virtus Retirement Trust (collectively, the “Trusts”)

Supplement dated May 26, 2016 to the Statements of Additional Information (“SAI”)

dated July 29, 2015, April 29, 2016, and January 8, 2016, respectively, as supplemented

Important Notice to Investors

On May 19, 2016, a special meeting of shareholders was held at which the following actions were approved by shareholders:

MANAGEMENT OF THE TRUSTS

Each of Thomas J. Brown, Donald C. Burke, Roger A. Gelfenbien, John R. Mallin and Hassell H. McClellan was elected to the Board of Trustees of the Trusts as a new Independent Trustee (as defined in the Investment Company Act of 1940, as amended). Accordingly, effective May 26, 2016, the disclosure below is hereby added to the SAIs, under the heading, “Independent Trustees,” beginning on page 66, 62 and 67 of the SAIs, respectively.

Name and Year of Birth	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Brown, Thomas J. YOB: 1945	Served since 2016.	61	Retired.

Trustee (since 2016), Virtus Mutual Fund Complex (52 portfolios); Trustee (since 2011), Virtus Variable Insurance Trust (9 portfolios); Director (since 2005), VALIC Company Funds (49 portfolios); and Director (since 2010), D’Youville Senior Care Center.

Burke, Donald C. YOB: 1961	Served since 2016.	65	Retired.

Trustee (since 2016), Virtus Mutual Fund Complex (52 portfolios); Trustee (since 2016), Virtus Variable Insurance Trust (9 portfolios); Director (since 2014) closed-end funds managed by Duff & Phelps Investment Management Co. (4 portfolios); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).

Name and Year of Birth	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Gelfenbien, Roger A. YOB: 1943	Served since 2016.	61	Retired.

Trustee (since 2016), Virtus Mutual Fund Complex (52 portfolios); Trustee (since 2000), Virtus Variable Insurance Trust (9 portfolios); and Director (since 1999), USAllianz Variable Insurance Product Trust (42 portfolios).

Mallin, John R. YOB: 1950	Served since 2016.	61	Partner/ Attorney (since 2003), McCarter & English LLP Real Property Practice Group.

Trustee (since 2016), Virtus Mutual Fund Complex (52 portfolios); Trustee (since 1999), Virtus Variable Insurance Trust (9 portfolios); Director (since 2013), Horizons, Inc. (non-profit); and Member (since 2014), Counselors of Real Estate.

McClellan, Hassell H. YOB: 1945	Served since 2015.	61	Retired. Professor (1984 to 2013), Wallace E. Carroll School of Management, Boston College.

Trustee, (since 2000), John Hancock Fund Complex (collectively, 228 portfolios); Trustee (since 2008), Virtus Variable Insurance Trust (9 portfolios); Director (since 2010), Barnes Group, Inc. (diversified global components manufacturer and logistical services company); Trustee (since 2015), Virtus Mutual Fund Complex (52 portfolios).

Additionally, George R. Aylward was elected to the Board of Trustees as an Interested Trustee (as defined in the Investment Company Act of 1940, as amended). Mr. Aylward has been serving as an Interested Trustee of each Trust since 2006, having been appointed to the Board of each Trust at that time. Therefore, the disclosure regarding Mr. Aylward in each SAI is unchanged.

Investors should retain this supplement with the

Statements of Additional Information for future reference.

VETVITVRTSAIs/Trustees (5/2016)